REVENUE (Tables)	12 Months Ended
Dec. 31, 2016
REVENUE
Schedule of Net revenue
	Year ended December 31,
	2014	2015	2016

Service revenue	450,940	653,591	1,003,015
Equipment sales	17,397	50,045	52,945

	468,337	703,636	1,055,960